Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, purchase price allocation for business acquisitions, share-based compensation, valuation allowances for deferred tax assets, impairment assessment of long-term investments, impairment assessment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets and impairment assessment of goodwill.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determine the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principle or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the long-term investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting. The consideration transferred is measured as the aggregate of the acquisition date fair values of the assets transferred, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.
Restricted cash

Restricted cash

Restricted cash mainly consists of the cash deposit used to secure for bank's acceptance bills in relation to payment for the construction of a building and for daily operation purchase, the cash balances deposits used to secure for application of an operation right, and cash deposits placed in certain escrow accounts for registration of new VIEs' wholly owned subsidiaries.

Short-term investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Group’s short term investments are comprised of trading securities and available-for-sale investments.

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Available-for-sale investments

Investments not classified as either trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. Allowance for doubtful accounts reflect the Group's best estimate of probable losses inherent in the accounts receivable balances. The Group regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay.

Fair value of financial instruments

Fair value of financial instruments

Financial instruments primarily consist of cash and cash equivalents, restricted cash, trading securities, short-term and long-term available-for-sale investments, accounts receivable, amounts due from related parties and accounts payable, amounts due to related parties, short-term loans and long-term debt. The carrying amounts of these financial instruments, except for long-term debt and long-term available-for-sale investments, approximate their fair values because of their generally short maturities.

Property and equipment, net

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straightline basis over the following estimated useful lives:

Computer equipment and application software	3 – 6 years
Building	44 – 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 – 10 years
Leasehold improvements	lesser of the lease term or the
estimated useful life of the assets

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. All the construction-in-progress has been converted into property and equipment during 2014 and there is nil construction-in-progress as of December 31, 2014. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Land use rights, net

Land use rights, net

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use rights.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in business combinations. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group's business, estimation of the useful life over which cash flows will occur, and determination of the Group's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In 2014, the Group assessed the qualitative factors to determine it is not " more likely than not" that the fair value of each reporting unit is less than its respective carrying amount. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2012, 2013 and 2014.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 10 years
Source code	5 - 8 years
Technology	2 - 10 years
Non-compete agreement	1 - 6 years
Operating license	5 - 30 years
Trademarks	3 - 10 years
User base	0.5 - 1 year
Customer relationship	3 years
Distributor relationship	5 years
Backlog	3 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets with finite lives including identifiable intangible assets with determinable useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

Cost-method investments

For equity investments that are not considered as equity securities that have readily determinable fair values and over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used. Investments in limited partnerships over whose operating and financing policies the Group has virtually no influence and with investment less than 5 percent are accounted for using the cost method.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

Equity method investments

The Group applies the equity method to account for an equity investment, in common stock or in-substance common stock over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group records its share of the results of certain equity investees on a one quarter in arrears basis.

Available-for-sale investments

Available-for-sale investments represent investments in equity investees which are not intended to be realized in cash during the next 12 months are classified as long-term investments. They are measured with the same manner as short-term available-for-sale investments.

The Group continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other Group specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Revenue recognition

Revenue recognition

The Group generates its revenue mainly through internet services. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue mainly includes online advertising and internet value-added services.

(1)	Online advertising

The Group offer marketing opportunities to customers by providing comprehensive online advertising service solutions, such as sponsored services (advertising services), on both of its PC and mobile platform products, such as 360 Personal Start-up Page, 360 Search and 360 Mobile Assistant. The Group charges fees to customers based on the effectiveness of its comprehensive advertising services, which is typically measured by active users, clicks, transactions and other actions originated from its platform products.  Additionally, fees are also affected by, among other factors, (i) the competitiveness of bidding for sponsored services and keywords by customers, with more intensive bidding typically leading to higher pricing and (ii) the vertical industries that customers operate in, which may result in different effectiveness and benefits of the Group's online advertising services to customers.

The Group generally collect fee of advertising services for customers on a cost over time period model or cost for performance model. For advertising contracts that are charged on the cost over a time period, the Group recognizes revenue ratably over the period the advertising is provided. For contracts that are charged on the cost for performance, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group engages in nonmonetary transactions such as to allow certain third parties to provide traffic on the non-monetization location of its platform products to show their brand or products in exchange for its brand promotion or more downloads of its platform or security products, and to allow certain third parties to bundle the Group's platform or security products with third parties' software products in exchange for more downloads of its platform or security products. The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity's own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction. No such transactions were recognized in 2012, 2013 and 2014.

(2)	Internet value-added services

The Group's internet value-added services include offering games developed by third parties and providing other internet value-added services on the Group's platforms.

Games. The Group provides game services and generates revenues from selling in-game currency, which will later be used by game players to purchase in-game virtual items. The Group's game portfolio includes web games and mobile games. All of the games are developed by third-party game developers and can be accessed and played by game players directly through the Group's platform products. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games or assisting game developers to enhance game-playing experience. Sometimes, the Group gets exclusive rights in a certain region, that is, other platforms cannot provide the game without the Group’s permission.

The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date (i.e., the estimated date in-game currencies are consumed within the game if the Group only provides game promotion services, or the estimated date that virtual items are consumed if game enhancement service is also delivered). The in-game currencies are consumed typically within a short period of time after purchase which ranges from a few days to a few weeks depending on the game. Length of the consumption period is impacted by the Group’s portfolio mix of games and the monetization policy and marketing activity of each individual game as determined by game developers. The virtual items mainly consist of instant items and durable items. The life of instant items is less than one day, and the life of durable items is within months. An insignificant amount of revenue is recognized from durable items.

Purchases of in-game currency or virtual items are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game.

Other internet value-added services. The Group provides online lottery purchase services and serves as an agent for providing online distribution services and payment collection services on behalf of third-parties, such as collection payment for mobile charges, e-books and etc. The Group provides payment collection services mainly through third-party professional payment and settlement institutions. The Group generally charges commission as a percentage of the gross proceeds or collection amount, and the revenue is estimated by the Group based on its internal system, which is confirmed with the respective cooperators.

Other services

The Group offers enterprise information security products and related services to customers, such as firewalls, gateways and internet security monitoring system. Most of the Group’s revenue arrangements with customers is the sale of hardware products, bundled with software that is essential to the functionality of the hardware. The Group recognizes revenue for the sale of such hardware products after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. Product is considered delivered to the customers once it has been shipped and title, risk of loss and rewards of ownership have been transferred.

Deferred revenue

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction, and deferred subsidy income. The unused cash balances remaining in customers or users' accounts are recorded as a liability. Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Costs of revenues

Cost of revenues primarily consists of business tax, value added tax ("VAT") and related surcharges, payment collection costs, traffic acquisition costs, salaries and benefits, bandwidth costs, depreciation of equipment, cost of inventories, and revenue sharing to third party partners.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing and Tianjin in September and December 2012, respectively. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 3.21% to 19.04% on revenue generated from providing services and enterprise information security products which were previously subject to business tax.

Business tax and VAT included in revenues and cost of revenues for the years ended December 31, 2012, 2013 and 2014 were $18,434, $39,909 and $80,514, respectively.

Product development expenses

Product development expenses

The product development expenses primarily consist of costs associated with new product development and enhancement for existing products, such as salaries and benefits, including share-based compensation expenses, costs of bandwidth and utilities, license and technical service fees, and depreciation of equipment and amortization of acquired intangible assets.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs of $21,082, $62,301 and $231,198 for the years ended December 31, 2012, 2013 and 2014, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. The Group recognizes the operating lease expenses on a straight-line basis over the lease periods.

Subsidy income

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income Company complies with the conditions required for the subsidy. The Group recognized subsidy income of $2,570, $2,349 and $8,506 for the years ended December 31, 2012, 2013 and 2014, respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes or Binomial-Model option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two-class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares. Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options, nonvested shares and convertible senior notes which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method. The dilutive effect of the convertible senior notes is computed using as-if converted method.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company and its subsidiaries located in HK is the United States dollar ("U.S. dollar"). The financial records of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in its local currency, the Renminbi ("RMB") which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income of the Group includes the cumulative foreign currency translation adjustments, unrealized gains (losses) on available-for-sale investments and net income for the year. Comprehensive income is reported in the statements of comprehensive income.

Risks and uncertainties

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain certain necessary employees to support its growth; risks associated with the Group's ability to keep and increase the user base; risks associated with the Group's growth strategies; risks associated with the Group’s ability to maintain and enhance brand and reputation and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers. The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues are as follow:

	Year ended December 31,
	2012	2013	2014

Customer
A	5%	*-	*-
B	10%	*-	*-

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2013	2014

Customer
B	32%	*-
C	*-	14%

“*” means less than 10%

Recently issued accounting standards adopted

Recently issued accounting standards adopted

In July 2013, the FASB issued an Accounting Standard Update ("ASU") which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In April 2014, the FASB issued a new pronouncement which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization's results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The adoption of this pronouncement will not have a significant impact on the Group’s consolidated financial statements.

The FASB has issued ASU 2015-03 which changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The ASU specifies that “debt issuance costs related to a note shall be reported in the balance sheet as a direct deduction from the face amount of that note” and that “amortization of debt issuance costs also shall be reported as interest expense.” The ASU’s Basis for Conclusions observes that in practice, debt issuance costs incurred before the associated funding is received (i.e., before the issuance of the debt liability) are deferred on the balance sheet until that debt liability amount is recorded.

The amendments do not affect the current guidance on the recognition and measurement of debt issuance costs. For example, the costs of issuing convertible debt would not change the calculation of the intrinsic value of an embedded conversion option that represents a beneficial conversion feature under ASC 470-20-30-13. Thus, entities may still need to track debt issuance costs separately from a debt discount.

For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted for financial statements that have not been previously issued.

The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability).

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.